UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                       as of March 31, 2017 (Unaudited)

Deutsche Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 98.8%
Consumer Discretionary 12.2%
Auto Components 0.2%
BorgWarner, Inc.	5,766	240,961
Delphi Automotive PLC	7,539	606,814
Goodyear Tire & Rubber Co.	7,077	254,772
		1,102,547
Automobiles 0.5%
Ford Motor Co.	110,548	1,286,779
General Motors Co.	38,392	1,357,541
Harley-Davidson, Inc.	5,065	306,432
		2,950,752
Distributors 0.1%
Genuine Parts Co.	4,232	391,079
LKQ Corp.*	8,673	253,859
		644,938
Diversified Consumer Services 0.0%
H&R Block, Inc.	5,769	134,129
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	11,788	694,431
Chipotle Mexican Grill, Inc.*	819	364,881
Darden Restaurants, Inc.	3,466	290,000
Marriott International, Inc. "A"	8,872	835,565
McDonald's Corp.	23,118	2,996,324
Royal Caribbean Cruises Ltd.	4,770	467,985
Starbucks Corp.	41,148	2,402,632
Wyndham Worldwide Corp.	2,943	248,065
Wynn Resorts Ltd.	2,255	258,446
Yum! Brands, Inc.	9,509	607,625
		9,165,954
Household Durables 0.4%
D.R. Horton, Inc.	9,564	318,577
Garmin Ltd.	3,278	167,538
Leggett & Platt, Inc.	3,844	193,430
Lennar Corp. "A"	5,669	290,196
Mohawk Industries, Inc.*	1,792	411,246
Newell Brands, Inc.	13,713	646,842
PulteGroup, Inc.	7,949	187,199
Whirlpool Corp.	2,117	362,706
		2,577,734
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.*	11,178	9,909,744
Expedia, Inc.	3,435	433,394
Netflix, Inc.*	12,153	1,796,335
The Priceline Group, Inc.*	1,388	2,470,598
TripAdvisor, Inc.*	3,298	142,342
		14,752,413
Leisure Products 0.1%
Hasbro, Inc.	3,184	317,827
Mattel, Inc.	9,728	249,134
		566,961
Media 3.2%
CBS Corp. "B"	10,466	725,922
Charter Communications, Inc. "A"*	6,058	1,982,905
Comcast Corp. "A"	133,615	5,022,588
Discovery Communications, Inc. "A"*	4,359	126,803
Discovery Communications, Inc. "C"*	6,267	177,419
DISH Network Corp. "A"*	6,375	404,749
Interpublic Group of Companies, Inc.	11,268	276,855
News Corp. "A"	10,954	142,402
News Corp. "B"	3,545	47,857
Omnicom Group, Inc.	6,631	571,658
Scripps Networks Interactive, Inc. "A"	2,677	209,796
TEGNA, Inc.	5,855	150,005
Time Warner, Inc.	21,859	2,135,843
Twenty-First Century Fox, Inc. "A"	29,764	964,056
Twenty-First Century Fox, Inc. "B"	13,550	430,619
Viacom, Inc. "B"	9,756	454,825
Walt Disney Co.	41,069	4,656,814
		18,481,116
Multiline Retail 0.4%
Dollar General Corp.	7,097	494,874
Dollar Tree, Inc.*	6,631	520,268
Kohl's Corp.	5,116	203,668
Macy's, Inc.	8,731	258,787
Nordstrom, Inc. (a)	3,319	154,566
Target Corp.	15,621	862,123
		2,494,286
Specialty Retail 2.4%
Advance Auto Parts, Inc.	2,054	304,526
AutoNation, Inc.*	1,903	80,478
AutoZone, Inc.*	796	575,548
Bed Bath & Beyond, Inc.	4,292	169,362
Best Buy Co., Inc.	7,593	373,196
CarMax, Inc.*	5,224	309,365
Foot Locker, Inc.	3,781	282,857
Home Depot, Inc.	34,387	5,049,043
L Brands, Inc.	6,680	314,628
Lowe's Companies, Inc.	24,479	2,012,419
O'Reilly Automotive, Inc.*	2,588	698,346
Ross Stores, Inc.	11,125	732,804
Signet Jewelers Ltd.	1,986	137,570
Staples, Inc.	17,975	157,641
The Gap, Inc.	6,181	150,136
Tiffany & Co.	3,006	286,472
TJX Companies, Inc.	18,363	1,452,146
Tractor Supply Co.	3,687	254,292
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,669	476,049
		13,816,878
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	7,785	321,754
Hanesbrands, Inc.	10,500	217,980
Michael Kors Holdings Ltd.*	4,684	178,507
NIKE, Inc. "B"	37,405	2,084,581
PVH Corp.	2,202	227,841
Ralph Lauren Corp.	1,542	125,858
Under Armour, Inc. "A"* (a)	5,253	103,904
Under Armour, Inc. "C"*	5,290	96,807
VF Corp.	9,410	517,268
		3,874,500
Consumer Staples 9.2%
Beverages 2.0%
Brown-Forman Corp. "B"	4,994	230,623
Coca-Cola Co.	109,222	4,635,382
Constellation Brands, Inc. "A"	4,876	790,253
Dr. Pepper Snapple Group, Inc.	5,165	505,757
Molson Coors Brewing Co. "B"	5,182	495,969
Monster Beverage Corp.*	11,341	523,614
PepsiCo, Inc.	40,253	4,502,700
		11,684,298
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	12,398	2,079,021
CVS Health Corp.	28,946	2,272,261
Kroger Co.	26,082	769,158
Sysco Corp.	13,943	723,921
Wal-Mart Stores, Inc.	42,532	3,065,706
Walgreens Boots Alliance, Inc.	24,075	1,999,429
Whole Foods Market, Inc.	9,071	269,590
		11,179,086
Food Products 1.5%
Archer-Daniels-Midland Co.	16,134	742,809
Campbell Soup Co.	5,368	307,264
Conagra Brands, Inc.	11,638	469,477
General Mills, Inc.	16,402	967,882
Hormel Foods Corp.	7,494	259,517
Kellogg Co.	7,101	515,604
Kraft Heinz Co.	16,788	1,524,518
McCormick & Co., Inc.	3,234	315,477
Mead Johnson Nutrition Co.	5,139	457,782
Mondelez International, Inc. "A"	43,097	1,856,619
The Hershey Co.	3,927	429,025
The JM Smucker Co.	3,304	433,088
Tyson Foods, Inc. "A"	8,166	503,924
		8,782,986
Household Products 1.8%
Church & Dwight Co., Inc.	7,224	360,261
Clorox Co.	3,580	482,691
Colgate-Palmolive Co.	24,885	1,821,333
Kimberly-Clark Corp.	10,079	1,326,699
Procter & Gamble Co.	72,163	6,483,846
		10,474,830
Personal Products 0.2%
Coty, Inc. "A"	13,463	244,084
Estee Lauder Companies, Inc. "A"	6,235	528,666
		772,750
Tobacco 1.8%
Altria Group, Inc.	54,725	3,908,460
Philip Morris International, Inc.	43,797	4,944,681
Reynolds American, Inc.	23,265	1,466,160
		10,319,301
Energy 6.5%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	12,101	723,882
Halliburton Co.	24,368	1,199,149
Helmerich & Payne, Inc.	3,071	204,436
National Oilwell Varco, Inc.	10,797	432,852
Schlumberger Ltd.	39,369	3,074,719
TechnipFMC PLC*	13,227	429,877
Transocean Ltd.*	11,073	137,859
		6,202,774
Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	15,729	975,198
Apache Corp.	10,675	548,588
Cabot Oil & Gas Corp.	13,253	316,879
Chesapeake Energy Corp.* (a)	21,271	126,350
Chevron Corp.	53,484	5,742,577
Cimarex Energy Co.	2,691	321,548
Concho Resources, Inc.*	4,217	541,210
ConocoPhillips	34,852	1,738,069
Devon Energy Corp.	14,699	613,242
EOG Resources, Inc.	16,223	1,582,554
EQT Corp.	4,922	300,734
Exxon Mobil Corp.	117,114	9,604,519
Hess Corp.	7,500	361,575
Kinder Morgan, Inc.	54,014	1,174,264
Marathon Oil Corp.	23,614	373,101
Marathon Petroleum Corp.	14,844	750,216
Murphy Oil Corp.	4,445	127,083
Newfield Exploration Co.*	5,754	212,380
Noble Energy, Inc.	12,379	425,095
Occidental Petroleum Corp.	21,496	1,361,987
ONEOK, Inc.	5,872	325,544
Phillips 66	12,450	986,289
Pioneer Natural Resources Co.	4,776	889,435
Range Resources Corp.	5,374	156,383
Southwestern Energy Co.*	14,101	115,205
Tesoro Corp.	3,336	270,416
Valero Energy Corp.	12,732	844,004
Williams Companies, Inc.	23,398	692,347
		31,476,792
Financials 14.2%
Banks 6.4%
Bank of America Corp.	282,913	6,673,918
BB&T Corp.	22,882	1,022,826
Citigroup, Inc.	78,161	4,675,591
Citizens Financial Group, Inc.	14,422	498,280
Comerica, Inc.	4,978	341,391
Fifth Third Bancorp.	21,263	540,080
Huntington Bancshares, Inc.	30,854	413,135
JPMorgan Chase & Co.	100,829	8,856,819
KeyCorp	30,185	536,689
M&T Bank Corp.	4,370	676,170
People's United Financial, Inc.	9,693	176,413
PNC Financial Services Group, Inc.	13,707	1,648,130
Regions Financial Corp.	33,702	489,690
SunTrust Banks, Inc.	13,846	765,684
U.S. Bancorp.	45,050	2,320,075
Wells Fargo & Co.	126,988	7,068,152
Zions Bancorp.	5,623	236,166
		36,939,209
Capital Markets 2.8%
Affiliated Managers Group, Inc.	1,608	263,616
Ameriprise Financial, Inc.	4,324	560,736
Bank of New York Mellon Corp.	29,267	1,382,280
BlackRock, Inc.	3,422	1,312,371
CBOE Holdings, Inc.	2,569	208,269
Charles Schwab Corp.	34,305	1,399,987
CME Group, Inc.	9,551	1,134,659
E*TRADE Financial Corp.*	7,674	267,746
Franklin Resources, Inc.	9,742	410,528
Intercontinental Exchange, Inc.	16,744	1,002,463
Invesco Ltd.	11,323	346,823
Moody's Corp.	4,675	523,787
Morgan Stanley	40,556	1,737,419
Nasdaq, Inc.	3,319	230,505
Northern Trust Corp.	6,217	538,268
Raymond James Financial, Inc.	3,620	276,061
S&P Global, Inc.	7,289	952,964
State Street Corp.	10,187	810,987
T. Rowe Price Group, Inc.	6,833	465,669
The Goldman Sachs Group, Inc.	10,455	2,401,723
		16,226,861
Consumer Finance 0.8%
American Express Co.	21,382	1,691,530
Capital One Financial Corp.	13,554	1,174,590
Discover Financial Services	10,931	747,571
Navient Corp.	7,961	117,504
Synchrony Financial	21,704	744,447
		4,475,642
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. "B"*	53,587	8,931,881
Leucadia National Corp.	9,340	242,840
		9,174,721
Insurance 2.6%
Aflac, Inc.	11,335	820,881
Allstate Corp.	10,260	836,087
American International Group, Inc.	26,265	1,639,724
Aon PLC	7,413	879,849
Arthur J. Gallagher & Co.	5,013	283,435
Assurant, Inc.	1,563	149,532
Chubb Ltd.	13,103	1,785,284
Cincinnati Financial Corp.	4,230	305,702
Hartford Financial Services Group, Inc.	10,524	505,889
Lincoln National Corp.	6,379	417,506
Loews Corp.	7,691	359,708
Marsh & McLennan Companies, Inc.	14,545	1,074,730
MetLife, Inc.	30,683	1,620,676
Principal Financial Group, Inc.	7,582	478,500
Progressive Corp.	16,531	647,685
Prudential Financial, Inc.	12,105	1,291,361
The Travelers Companies, Inc.	7,896	951,784
Torchmark Corp.	3,108	239,440
Unum Group	6,509	305,207
Willis Towers Watson PLC	3,618	473,560
XL Group Ltd.	7,535	300,345
		15,366,885
Health Care 13.7%
Biotechnology 2.8%
AbbVie, Inc.	45,042	2,934,937
Alexion Pharmaceuticals, Inc.*	6,304	764,297
Amgen, Inc.	20,801	3,412,820
Biogen, Inc.*	6,084	1,663,487
Celgene Corp.*	21,990	2,736,216
Gilead Sciences, Inc.	36,901	2,506,316
Incyte Corp.*	4,936	659,795
Regeneron Pharmaceuticals, Inc.*	2,151	833,534
Vertex Pharmaceuticals, Inc.*	6,956	760,638
		16,272,040
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	48,786	2,166,586
Baxter International, Inc.	13,735	712,297
Becton, Dickinson & Co.	6,033	1,106,694
Boston Scientific Corp.*	38,347	953,690
C.R. Bard, Inc.	2,035	505,779
Danaher Corp.	17,266	1,476,761
DENTSPLY SIRONA, Inc.	6,452	402,863
Edwards Lifesciences Corp.*	5,963	560,939
Hologic, Inc.*	7,937	337,719
IDEXX Laboratories, Inc.*	2,475	382,660
Intuitive Surgical, Inc.*	1,037	794,829
Medtronic PLC	38,623	3,111,469
Stryker Corp.	8,748	1,151,674
The Cooper Companies, Inc.	1,391	278,047
Varian Medical Systems, Inc.*	2,678	244,046
Zimmer Biomet Holdings, Inc.	5,634	687,968
		14,874,021
Health Care Providers & Services 2.6%
Aetna, Inc.	9,964	1,270,908
AmerisourceBergen Corp.	4,644	410,994
Anthem, Inc.	7,485	1,237,869
Cardinal Health, Inc.	8,872	723,512
Centene Corp.*	4,890	348,461
Cigna Corp.	7,228	1,058,830
DaVita, Inc.*	4,326	294,038
Envision Healthcare Corp.*	3,349	205,361
Express Scripts Holding Co.*	17,107	1,127,522
HCA Holdings, Inc.*	8,086	719,573
Henry Schein, Inc.*	2,236	380,053
Humana, Inc.	4,197	865,170
Laboratory Corp. of America Holdings*	2,858	410,037
McKesson Corp.	5,967	884,667
Patterson Companies, Inc.	2,431	109,954
Quest Diagnostics, Inc.	3,857	378,719
UnitedHealth Group, Inc.	27,152	4,453,200
Universal Health Services, Inc. "B"	2,540	316,103
		15,194,971
Health Care Technology 0.1%
Cerner Corp.*	8,287	487,690
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	9,019	476,835
Illumina, Inc.*	4,096	698,941
Mettler-Toledo International, Inc.*	734	351,520
PerkinElmer, Inc.	3,098	179,870
Thermo Fisher Scientific, Inc.	11,022	1,692,979
Waters Corp.*	2,277	355,918
		3,756,063
Pharmaceuticals 5.0%
Allergan PLC	9,474	2,263,528
Bristol-Myers Squibb Co.	47,230	2,568,368
Eli Lilly & Co.	27,336	2,299,231
Johnson & Johnson	76,555	9,534,925
Mallinckrodt PLC*	3,065	136,607
Merck & Co., Inc.	77,407	4,918,441
Mylan NV*	13,107	511,042
Perrigo Co. PLC	4,006	265,958
Pfizer, Inc.	168,131	5,751,762
Zoetis, Inc.	13,895	741,576
		28,991,438
Industrials 10.0%
Aerospace & Defense 2.2%
Arconic, Inc.	12,540	330,304
Boeing Co.	16,085	2,844,793
General Dynamics Corp.	8,064	1,509,581
L3 Technologies, Inc.	2,170	358,679
Lockheed Martin Corp.	7,047	1,885,777
Northrop Grumman Corp.	4,911	1,168,032
Raytheon Co.	8,266	1,260,565
Rockwell Collins, Inc.	3,684	357,937
Textron, Inc.	7,595	361,446
TransDigm Group, Inc.	1,392	306,463
United Technologies Corp.	21,181	2,376,720
		12,760,297
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	4,011	310,010
Expeditors International of Washington, Inc.	5,006	282,789
FedEx Corp.	6,943	1,354,926
United Parcel Service, Inc. "B"	19,412	2,082,908
		4,030,633
Airlines 0.6%
Alaska Air Group, Inc.	3,526	325,168
American Airlines Group, Inc.	14,218	601,421
Delta Air Lines, Inc.	20,552	944,570
Southwest Airlines Co.	17,358	933,166
United Continental Holdings, Inc.*	8,073	570,277
		3,374,602
Building Products 0.3%
Allegion PLC	2,655	200,984
Fortune Brands Home & Security, Inc.	4,360	265,306
Johnson Controls International PLC	26,637	1,121,950
Masco Corp.	8,981	305,264
		1,893,504
Commercial Services & Supplies 0.3%
Cintas Corp.	2,395	303,063
Republic Services, Inc.	6,512	409,019
Stericycle, Inc.*	2,458	203,744
Waste Management, Inc.	11,420	832,746
		1,748,572
Construction & Engineering 0.1%
Fluor Corp.	3,925	206,534
Jacobs Engineering Group, Inc.	3,349	185,133
Quanta Services, Inc.*	4,221	156,641
		548,308
Electrical Equipment 0.5%
Acuity Brands, Inc.	1,273	259,692
AMETEK, Inc.	6,390	345,571
Eaton Corp. PLC	12,710	942,447
Emerson Electric Co.	18,280	1,094,241
Rockwell Automation, Inc.	3,610	562,113
		3,204,064
Industrial Conglomerates 2.4%
3M Co.	16,826	3,219,319
General Electric Co.	246,234	7,337,773
Honeywell International, Inc.	21,532	2,688,701
Roper Technologies, Inc.	2,849	588,290
		13,834,083
Machinery 1.5%
Caterpillar, Inc.	16,584	1,538,332
Cummins, Inc.	4,335	655,452
Deere & Co.	8,269	900,163
Dover Corp.	4,429	355,870
Flowserve Corp.	3,711	179,687
Fortive Corp.	8,538	514,158
Illinois Tool Works, Inc.	8,799	1,165,603
Ingersoll-Rand PLC	7,263	590,627
PACCAR, Inc.	9,956	669,043
Parker-Hannifin Corp.	3,753	601,681
Pentair PLC	4,774	299,712
Snap-on, Inc.	1,622	273,583
Stanley Black & Decker, Inc.	4,309	572,537
Xylem, Inc.	5,082	255,218
		8,571,666
Professional Services 0.3%
Dun & Bradstreet Corp.	1,023	110,423
Equifax, Inc.	3,425	468,334
Nielsen Holdings PLC	9,601	396,617
Robert Half International, Inc.	3,730	182,136
Verisk Analytics, Inc.*	4,356	353,446
		1,510,956
Road & Rail 0.9%
CSX Corp.	26,124	1,216,072
J.B. Hunt Transport Services, Inc.	2,426	222,561
Kansas City Southern	3,030	259,853
Norfolk Southern Corp.	8,221	920,506
Ryder System, Inc.	1,566	118,139
Union Pacific Corp.	22,971	2,433,088
		5,170,219
Trading Companies & Distributors 0.2%
Fastenal Co.	8,122	418,283
United Rentals, Inc.*	2,384	298,119
W.W. Grainger, Inc.	1,506	350,537
		1,066,939
Information Technology 21.8%
Communications Equipment 1.0%
Cisco Systems, Inc.	141,291	4,775,636
F5 Networks, Inc.*	1,823	259,905
Harris Corp.	3,542	394,118
Juniper Networks, Inc.	10,582	294,497
Motorola Solutions, Inc.	4,633	399,457
		6,123,613
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	8,694	618,752
Corning, Inc.	26,207	707,589
FLIR Systems, Inc.	3,838	139,243
TE Connectivity Ltd.	9,991	744,829
		2,210,413
Internet Software & Services 4.5%
Akamai Technologies, Inc.*	4,873	290,918
Alphabet, Inc. "A"*	8,385	7,108,803
Alphabet, Inc. "C"*	8,335	6,914,383
eBay, Inc.*	28,530	957,752
Facebook, Inc. "A"*	66,473	9,442,490
VeriSign, Inc.*	2,486	216,555
Yahoo!, Inc.*	24,692	1,145,956
		26,076,857
IT Services 3.6%
Accenture PLC "A"	17,571	2,106,411
Alliance Data Systems Corp.	1,568	390,432
Automatic Data Processing, Inc.	12,706	1,300,967
Cognizant Technology Solutions Corp. "A"*	17,265	1,027,613
CSRA, Inc.	4,064	119,035
Fidelity National Information Services, Inc.	9,225	734,494
Fiserv, Inc.*	6,020	694,166
Global Payments, Inc.	4,300	346,924
International Business Machines Corp.	24,226	4,218,716
Mastercard, Inc. "A"	26,590	2,990,577
Paychex, Inc.	9,071	534,282
PayPal Holdings, Inc.*	31,578	1,358,486
Teradata Corp.*	3,610	112,343
Total System Services, Inc.	4,636	247,841
Visa, Inc. "A"	52,425	4,659,010
Western Union Co.	13,512	274,969
		21,116,266
Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc.*	21,771	316,768
Analog Devices, Inc.	10,335	846,953
Applied Materials, Inc.	30,424	1,183,494
Broadcom Ltd.	11,315	2,477,532
Intel Corp.	133,323	4,808,961
KLA-Tencor Corp.	4,458	423,822
Lam Research Corp.	4,576	587,375
Microchip Technology, Inc.	6,149	453,673
Micron Technology, Inc.*	29,037	839,169
NVIDIA Corp.	16,623	1,810,743
Qorvo, Inc.*	3,643	249,764
QUALCOMM, Inc.	41,747	2,393,773
Skyworks Solutions, Inc.	5,221	511,554
Texas Instruments, Inc.	28,264	2,276,948
Xilinx, Inc.	6,967	403,320
		19,583,849
Software 4.6%
Activision Blizzard, Inc.	19,517	973,118
Adobe Systems, Inc.*	13,998	1,821,560
Autodesk, Inc.*	5,573	481,897
CA, Inc.	8,963	284,306
Citrix Systems, Inc.*	4,444	370,585
Electronic Arts, Inc.*	8,693	778,197
Intuit, Inc.	6,872	797,083
Microsoft Corp.	218,084	14,363,012
Oracle Corp.	84,591	3,773,605
Red Hat, Inc.*	4,989	431,548
salesforce.com, Inc.*	18,479	1,524,333
Symantec Corp.	17,542	538,189
Synopsys, Inc.*	4,258	307,130
		26,444,563
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	148,069	21,271,593
Hewlett Packard Enterprise Co.	46,912	1,111,814
HP, Inc.	47,471	848,781
NetApp, Inc.	7,655	320,362
Seagate Technology PLC	8,443	387,787
Western Digital Corp.	8,183	675,343
Xerox Corp.	24,362	178,817
		24,794,497
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	6,118	827,704
Albemarle Corp.	3,193	337,309
CF Industries Holdings, Inc.	6,520	191,362
Dow Chemical Co.	31,549	2,004,623
E.I. du Pont de Nemours & Co.	24,460	1,964,872
Eastman Chemical Co.	4,149	335,239
Ecolab, Inc.	7,380	925,009
FMC Corp.	3,715	258,527
International Flavors & Fragrances, Inc.	2,276	301,638
LyondellBasell Industries NV "A"	9,274	845,696
Monsanto Co.	12,426	1,406,623
PPG Industries, Inc.	7,259	762,776
Praxair, Inc.	8,023	951,528
The Mosaic Co.	9,825	286,694
The Sherwin-Williams Co.	2,275	705,682
		12,105,282
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,802	393,287
Vulcan Materials Co.	3,763	453,366
		846,653
Containers & Packaging 0.3%
Avery Dennison Corp.	2,496	201,178
Ball Corp.	4,944	367,141
International Paper Co.	11,580	588,032
Sealed Air Corp.	5,419	236,160
WestRock Co.	7,063	367,488
		1,759,999
Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	37,281	498,074
Newmont Mining Corp.	14,932	492,159
Nucor Corp.	8,966	535,450
		1,525,683
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	2,528	279,395
American Tower Corp.	12,085	1,468,811
Apartment Investment & Management Co. "A"	4,373	193,943
AvalonBay Communities, Inc.	3,872	710,899
Boston Properties, Inc.	4,341	574,792
Crown Castle International Corp.	10,156	959,234
Digital Realty Trust, Inc.	4,541	483,117
Equinix, Inc.	2,193	878,011
Equity Residential	10,305	641,177
Essex Property Trust, Inc.	1,846	427,404
Extra Space Storage, Inc.	3,500	260,365
Federal Realty Investment Trust	2,016	269,136
GGP, Inc.	16,473	381,844
HCP, Inc.	13,087	409,361
Host Hotels & Resorts, Inc.	21,177	395,163
Iron Mountain, Inc.	7,003	249,797
Kimco Realty Corp.	12,091	267,090
Mid-America Apartment Communities, Inc.	3,239	329,536
Prologis, Inc.	14,886	772,286
Public Storage	4,203	920,079
Realty Income Corp.	7,705	458,679
Regency Centers Corp.	4,109	272,796
Simon Property Group, Inc.	9,041	1,555,323
SL Green Realty Corp.	2,863	305,253
The Macerich Co.	3,454	222,438
UDR, Inc.	7,462	270,572
Ventas, Inc.	9,981	649,164
Vornado Realty Trust	4,814	482,892
Welltower, Inc.	10,208	722,931
Weyerhaeuser Co.	21,071	715,993
		16,527,481
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	8,406	292,445
Telecommunication Services 2.4%
Diversified Telecommunication Services
AT&T, Inc.	173,376	7,203,773
CenturyLink, Inc.	15,322	361,140
Level 3 Communications, Inc.*	8,196	468,975
Verizon Communications, Inc.	115,083	5,610,296
		13,644,184
Utilities 3.1%
Electric Utilities 1.9%
Alliant Energy Corp.	6,458	255,801
American Electric Power Co., Inc.	13,828	928,274
Duke Energy Corp.	19,717	1,616,991
Edison International	9,190	731,616
Entergy Corp.	5,010	380,559
Eversource Energy	8,989	528,373
Exelon Corp.	26,300	946,274
FirstEnergy Corp.	12,484	397,241
NextEra Energy, Inc.	13,233	1,698,720
PG&E Corp.	14,269	946,891
Pinnacle West Capital Corp.	3,097	258,228
PPL Corp.	19,367	724,132
Southern Co.	27,947	1,391,202
Xcel Energy, Inc.	14,297	635,502
		11,439,804
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	18,485	206,662
NRG Energy, Inc.	9,273	173,405
		380,067
Multi-Utilities 1.0%
Ameren Corp.	6,812	371,867
CenterPoint Energy, Inc.	12,335	340,076
CMS Energy Corp.	8,013	358,502
Consolidated Edison, Inc.	8,540	663,217
Dominion Resources, Inc.	17,651	1,369,188
DTE Energy Co.	5,076	518,310
NiSource, Inc.	9,033	214,895
Public Service Enterprise Group, Inc.	14,386	638,019
SCANA Corp.	4,061	265,386
Sempra Energy	7,040	777,920
WEC Energy Group, Inc.	8,922	540,941
		6,058,321
Water Utilities 0.1%
American Water Works Co., Inc.	5,037	391,728
Total Common Stocks (Cost $309,474,314)		572,250,114
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.73% **, 8/17/2017 (b) (Cost $583,363)	585,000	583,257
	Shares	Value ($)
Securities Lending Collateral 0.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (c) (d) (Cost $391,191)	391,191	391,191
Cash Equivalents 1.0%
Deutsche Central Cash Management Government Fund, 0.74% (c) (Cost $6,117,110)	6,117,110	6,117,110
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $316,565,978) †	100.0	579,341,672
Other Assets and Liabilities, Net	0.0	(283,252)
Net Assets	100.0	579,058,420

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $326,928,059. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $252,413,613. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $271,057,129 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,643,516.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $384,708, which is 0.1% of net assets.
(b)	At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
S&P: Standard & Poor's
At March 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

S&P 500 E-Mini Index	USD	6/16/2017	61	7,195,560	(24,163)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$572,250,114	$—	$—	$572,250,114
Government & Agency Obligation	—	583,257	—	583,257
Short-Term Investments (e)	6,508,301	—	—	6,508,301
Total	$578,758,415	$583,257	$—	$579,341,672
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(24,163)	$—	$—	$(24,163)
Total	$(24,163)	$—	$—	$(24,163)

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (24,163)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18, 2017